NON-CONTROLLING INTEREST	6 Months Ended
Sep. 30, 2024
Notes and other explanatory information [abstract]
NON-CONTROLLING INTEREST

NOTE 16. NON-CONTROLLING INTEREST

The details of non-controlling interest for the six months ended September 30, 2024 and 2023 are as follows (in thousands):

Saugatuck and subsidiary
Non-controlling interest as of April 1, 2024	$(693)
Net loss attributable to non-controlling interest	(10)
Non-controlling interest as of September 30, 2024	$(703)

Saugatuck and subsidiary
Non-controlling interest as of April 1, 2023	$(650)
Net loss attributable to non-controlling interest	(14)
Non-controlling interest as of September 30, 2023	$(664)

Saugatuck and subsidiary includes Saugatuck and its wholly-owned subsidiary, Saugatuck Rx LLC.